Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 200,498	$ 19,403
Expenses
Advertising and promotion	1,199,150
Amortization	94,468	3,440
Bank charges and interest	380,864	4,491
Maintenance	72,579
Office and miscellaneous	128,184	60,113
Permits and licenses	41,901	2,046
Professional fees	1,710,312	204,561	21,151
Share-based compensation	3,693,799
Supplies	115,424
Travel	333,366	29,631
Wages and benefits	72,011	7,125
Total Expenses	7,842,058	311,407
Loss before other income	(7,641,560)	(292,004)	(21,151)
Other Expenses
Impairment of investments	(461,360)
Listing expense	(1,144,167)
Allowance for advances receivable	(286,289)
Write-off of VAT receivable	(435,301)
Total other income (expenses)	(2,327,117)
Net loss before income taxes	(9,968,677)	(292,004)	(21,151)
Deferred income tax recovery	105,000
Net loss	(9,863,677)	(292,004)	(21,151)
Item that will be reclassified to profit or loss:
Foreign exchange translation adjustment	(18,120)	(9,179)
Net and Comprehensive loss	(9,881,797)	(301,183)
Net loss attributable to:
Shareholders of the Company	9,583,550	(292,004)	(21,151)
Non-controlling interest	280,127
Net loss	(9,863,677)	(292,004)	(21,151)
Other comprehensive loss attributable to:
Shareholders of the Company	11,592	(9,179)
Non-controlling interest	6,528
Total other comprehensive loss	$ 18,120	$ (9,179)
Loss per common share - basic and diluted	$ (0.16)	$ (29.20)	$ (2.12)
Weighted average number of common shares outstanding	58,115,156	10,000	10,000